Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Newbury Street Trust
Entity Central Index Key	0000704207
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity Treasury Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Money Market Fund
Class Name	Fidelity® Treasury Money Market Fund
Trading Symbol	FZFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 47,086,078,907
Holdings Count | shares	168
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$47,086,078,907
Number of Holdings	168

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 65.6 8-30 8.0 31-60 4.8 61-90 6.7 91-180 10.7 >180 6.1 U.S. Treasury Obligations 56.1 Repurchase Agreements 45.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 56.1 Repurchase Agreements - 45.8 Net Other Assets (Liabilities) - (1.9)%
Fidelity Treasury Money Market Fund - Daily Money Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Money Market Fund
Class Name	Fidelity® Treasury Money Market Fund Daily Money Class
Trading Symbol	FDUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 47,086,078,907
Holdings Count | shares	168
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$47,086,078,907
Number of Holdings	168

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 65.6 8-30 8.0 31-60 4.8 61-90 6.7 91-180 10.7 >180 6.1 U.S. Treasury Obligations 56.1 Repurchase Agreements 45.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 56.1 Repurchase Agreements - 45.8 Net Other Assets (Liabilities) - (1.9)%
Fidelity Treasury Money Market Fund - Capital Reserves Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Money Market Fund
Class Name	Fidelity® Treasury Money Market Fund Capital Reserves Class
Trading Symbol	FSRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 47,086,078,907
Holdings Count | shares	168
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$47,086,078,907
Number of Holdings	168

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 65.6 8-30 8.0 31-60 4.8 61-90 6.7 91-180 10.7 >180 6.1 U.S. Treasury Obligations 56.1 Repurchase Agreements 45.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 56.1 Repurchase Agreements - 45.8 Net Other Assets (Liabilities) - (1.9)%
Fidelity Treasury Money Market Fund - Advisor Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Money Market Fund
Class Name	Fidelity® Treasury Money Market Fund Advisor C Class
Trading Symbol	FDCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor C Class	$ 72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
Net Assets	$ 47,086,078,907
Holdings Count | shares	168
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$47,086,078,907
Number of Holdings	168

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 65.6 8-30 8.0 31-60 4.8 61-90 6.7 91-180 10.7 >180 6.1 U.S. Treasury Obligations 56.1 Repurchase Agreements 45.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 56.1 Repurchase Agreements - 45.8 Net Other Assets (Liabilities) - (1.9)%
Fidelity Tax-Exempt Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Exempt Money Market Fund
Class Name	Fidelity® Tax-Exempt Money Market Fund
Trading Symbol	FMOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Exempt Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 4,078,460,383
Holdings Count | shares	769
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,078,460,383
Number of Holdings	769

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.8 8-30 3.4 31-60 7.9 61-90 3.4 91-180 5.8 >180 5.5 Tender Option Bond 33.6 Variable Rate Demand Notes (VRDNs) 33.5 Municipal Securities 13.6 Commercial Paper 10.7 Net Other Assets (Liabilities) 8.6 ASSET ALLOCATION (% of Fund's net assets) Tender Option Bond - 33.6 Variable Rate Demand Notes (VRDNs) - 33.5 Municipal Securities - 13.6 Commercial Paper - 10.7 Net Other Assets (Liabilities) - 8.6
Fidelity Tax-Exempt Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Exempt Money Market Fund
Class Name	Fidelity® Tax-Exempt Money Market Fund Premium Class
Trading Symbol	FZEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 4,078,460,383
Holdings Count | shares	769
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,078,460,383
Number of Holdings	769

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.8 8-30 3.4 31-60 7.9 61-90 3.4 91-180 5.8 >180 5.5 Tender Option Bond 33.6 Variable Rate Demand Notes (VRDNs) 33.5 Municipal Securities 13.6 Commercial Paper 10.7 Net Other Assets (Liabilities) 8.6 ASSET ALLOCATION (% of Fund's net assets) Tender Option Bond - 33.6 Variable Rate Demand Notes (VRDNs) - 33.5 Municipal Securities - 13.6 Commercial Paper - 10.7 Net Other Assets (Liabilities) - 8.6
Fidelity Tax-Exempt Money Market Fund - Daily Money Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Exempt Money Market Fund
Class Name	Fidelity® Tax-Exempt Money Market Fund Daily Money Class
Trading Symbol	FDEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 4,078,460,383
Holdings Count | shares	769
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,078,460,383
Number of Holdings	769

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.8 8-30 3.4 31-60 7.9 61-90 3.4 91-180 5.8 >180 5.5 Tender Option Bond 33.6 Variable Rate Demand Notes (VRDNs) 33.5 Municipal Securities 13.6 Commercial Paper 10.7 Net Other Assets (Liabilities) 8.6 ASSET ALLOCATION (% of Fund's net assets) Tender Option Bond - 33.6 Variable Rate Demand Notes (VRDNs) - 33.5 Municipal Securities - 13.6 Commercial Paper - 10.7 Net Other Assets (Liabilities) - 8.6
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Exempt Money Market Fund
Class Name	Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class
Trading Symbol	FERXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 4,078,460,383
Holdings Count | shares	769
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,078,460,383
Number of Holdings	769

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 73.8 8-30 3.4 31-60 7.9 61-90 3.4 91-180 5.8 >180 5.5 Tender Option Bond 33.6 Variable Rate Demand Notes (VRDNs) 33.5 Municipal Securities 13.6 Commercial Paper 10.7 Net Other Assets (Liabilities) 8.6 ASSET ALLOCATION (% of Fund's net assets) Tender Option Bond - 33.6 Variable Rate Demand Notes (VRDNs) - 33.5 Municipal Securities - 13.6 Commercial Paper - 10.7 Net Other Assets (Liabilities) - 8.6